Earnings Per Ordinary Share - Schedule of Reconciliation of Basic and Diluted (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Numerator:
Net income		$ 1,381,245	$ 3,419,835	$ 2,878,230
Less: net income (loss) attributable to non-controlling interest		189,948	(256,092)
NET INCOME ATTRIBUTABLE TO JIN MEDICAL INTERNATIONAL LTD.		$ 1,191,297	$ 3,675,927	$ 2,878,230
Denominator:
Weighted average shares outstanding - basic and diluted (in Shares)	[1],[2]	156,547,100	156,474,149	145,136,980
Weighted average shares outstanding - diluted (in Shares)	[1],[2]	156,547,100	156,474,149	145,136,980
Earnings per Ordinary Share
Basic and diluted (in Dollars per share)		$ 0.01	$ 0.02	$ 0.02
Diluted (in Dollars per share)		$ 0.01	$ 0.02	$ 0.02

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.
[2]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.